Commitments and Contingencies- Schedule of Quantitative Information about Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating cash outflows from operating leases	$ 1,289	$ 1,179
Right-of-use assets exchanged for operating lease liabilities	$ 0	$ 624
Weighted-average remaining lease term-operating leases (in years)	3 years 1 month 6 days	3 years 9 months 18 days
Weighted-average discount rate-operating leases	9.50%	10.10%